Share Capital - Canopy Growth - Summary of Warrants (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Warrants [Line Items]
Balance outstanding, Beginning Balance	18,912,012
Greenstar equity investment - net of warrant issue cost of $253		18,876,901
Issuance of warrants	88,472,861
Exercise of warrants	(457,002)	(207,297)
Expiry of warrants	(1)
Balance outstanding, Ending Balance	107,848,322	18,912,012
Average Exercise Price of Warrants, Beginning Balance	$ 12.96
Issuance of warrants	50.40
Exercise of warrants	41.12	$ 3.72
Expiry of warrants	3.80
Average Exercise Price of Warrants, Ending Balance	43.80	12.96
Warrant value, Beginning Balance	70,455,000
Issuance of warrants	1,501,760,000
Exercise of warrants	(12,901,000)	(1,113,000)
Warrant value, Ending Balance	$ 1,589,925,000	70,455,000
Greenstar investment
Disclosure Of Warrants [Line Items]
Greenstar equity investment - net of warrant issue cost of $253		12.98
Greenstar equity investment - net of warrant issue cost of $253		$ 70,265,000
R Trees
Disclosure Of Warrants [Line Items]
Acquisition, number of warrants		242,408
Acquisition, average exercise price		$ 3.83
Acquisition, warrant value		$ 1,303,000
Hiku Acquisition
Disclosure Of Warrants [Line Items]
Replacement warrants granted, number of warrants	920,452
Replacement warrants granted, average exercise price	$ 41.28
Replacement warrants granted, warrant value	$ 30,611,000